Organization and Summary of Significant Accounting Policies - Additional Information (Detail)	4 Months Ended	5 Months Ended	9 Months Ended	12 Months Ended
	May 04, 2021	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2020
Entity Incorporation, Date of Incorporation	May 04, 2021	May 04, 2021
Bird Rides [Member]
Entity Incorporation, Date of Incorporation			Apr. 01, 2017	Apr. 01, 2017